Organization	12 Months Ended
Dec. 31, 2023
Organization
Organization

Note 1.    Organization

Description of Business

AEON Biopharma, Inc. (formerly known as Priveterra Acquisition Corp.; “AEON” or the “Company”) is a biopharmaceutical company focused on developing its proprietary botulinum toxin complex, ABP-450 (prabotulinumtoxinA) injection (“ABP-450”), for debilitating medical conditions. The Company is headquartered in Irvine, California.

On July 21, 2023 (the “Closing Date”), the Company completed the acquisition of AEON Biopharma Sub, Inc. (formerly known as AEON Biopharma, Inc.) (“Old AEON”) pursuant to the definitive agreement dated December 12, 2022 (the “Business Combination Agreement”), as amended April 27, 2023, by and among Priveterra Acquisition Corp. (“Priveterra”), Priveterra’s wholly-owned subsidiary, Priveterra Merger Sub, Inc., and Old AEON. Old AEON was incorporated in Delaware in February 2012 under the name Alphaeon Corporation as a wholly-owned subsidiary of Strathspey Crown Holdings Group, LLC (“SCH”). On December 18, 2019, the Company changed its name to “AEON Biopharma, Inc.” On the Closing Date, Old AEON merged with Priveterra Merger Sub, Inc., with Old AEON surviving the merger as a wholly-owned subsidiary of the Company. Also on the Closing Date, the Company changed its name from “Priveterra Acquisition Corp.” to “AEON Biopharma, Inc.” and is referred to herein as “AEON,” or the “Company.” Unless the context otherwise requires, references to “Priveterra” herein refer to the Company prior to the Closing Date.

Under the Business Combination Agreement, the Company agreed to acquire all outstanding equity interests of Old AEON for approximately 16,500,000 shares of Class A common stock, par value $0.0001 per share (“common stock”), which Old AEON’s stockholders received in the form of shares of common stock of the Company (the consummation of the Merger and the other transactions contemplated by the Business Combination Agreement, collectively, the “Merger”). In addition, following the closing of the Merger (the “Closing”), certain AEON stockholders will be issued up to 16,000,000 additional shares of common stock to the extent certain milestones are achieved.

Prior to the Closing, Priveterra shares were listed on Nasdaq as “PMGM.” The post-Merger Company common stock and warrants commenced trading on the NYSE American under the symbols “AEON” and “AEON WS,” respectively, on July 24, 2023. See Note 3 Forward Merger for additional details.

Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. The Company has experienced recurring losses from operations and has a net capital deficiency and negative cash flows from operations since its inception. As of December 31, 2023, the Successor reported cash of $5.2 million and an accumulated deficit of $473.6 million. The Company expects to incur losses and use cash in its operations for the foreseeable future. Any further development of ABP-450 for any indication, including the completion of the Phase 2 open-label extension study in migraine, any Phase 3 trials for migraine, and any additional studies in cervical dystonia, will require additional funding, which may not be available to us on reasonable terms, or at all. As a result of these conditions, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern and to meet its obligations as they become due within one year after the date that these consolidated financial statements are issued.

The Company expects to seek additional funding in the form of equity financings or debt, however, there can be no assurance that such efforts will be successful or that, in the event that they are successful, the terms and conditions of such financing will be commercially acceptable. Furthermore, the use of equity as a source of financing would dilute existing shareholders.

The preparation of these consolidated financial statements does not include any adjustments that may result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of the Company’s liabilities and commitments in the normal course of business and does not include any adjustments to reflect the possible future effects of the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

The Company’s future operations are highly dependent on a combination of factors, including (1) the success of its research and development programs; (2) the timely and successful completion of any additional financing; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies; (4) the Company’s ability to manage growth of the organization; (5) the Company’s ability to protect its technology and products; and, ultimately (6) regulatory approval and successful commercialization and market acceptance of its product candidates.